Warrants	12 Months Ended
Jun. 30, 2026
Warrants [Abstract]
WARRANTS

NOTE 16 – WARRANTS

On March 3, 2021, the Company issued 2,666,666 warrants to certain accredited investors concurrently with the private placement transaction (Note 18). Each warrant is to purchase one common share of the Company at $6.0 per share and can be exercised prior to the termination date which is September 3, 2026. During the year ended June 30, 2026, no warrants were exercised. As of June 30, 2026 and 2025, 2,666,666 warrants were issued and outstanding. All 2,666,666 unexercised warrants expired on September 3, 2026.